Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories
Note 12 - Inventories
The Group’s inventory primarily consisted of vehicles as follows:

	As of June 30, 2024	As of December, 31, 2023
Finished goods and goods for resale	805,540	1,070,897
Work in progress	31	32
Provision for impairment	(79,554)	(131,570)
Total	$726,017	$939,359
Inventories recognized as an expense during the six months ended June 30, 2024, and 2023 amounted to $969,844 and $1,155,622, respectively, and were included in Cost of sales in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss.
As of June 30, 2024, and 2023 write-downs of inventories to net realizable value amounted to $27,132, and $11,795 respectively. The write down was recognized as an expense during the six months ended June 30, 2024, and 2023, and was included in Cost of sales in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss.
Inventories have been pledged as security for liabilities. Refer to Note 14 - Liabilities to credit institutions for further details.